CASH AND CASH EQUIVALENTS (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH AND CASH EQUIVALENTS
Cash	$ 1,971	$ 1,523
Cash equivalents	234	362
Total cash and cash equivalents	$ 2,205	$ 1,885	$ 1,960